Shareholders' equity	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Shareholders' equity
19	Shareholders’ equity

19.1	Issued capital
The total share capital is as follows:

	December 31, 2022	December 31, 2021
Number of ordinary nominative shares	188,992,529	191,028,642
Par value	0.0001	0.0001

Total issued capital	19	19

In July 2021, within the completion of the IPO, each of the existing shares (common shares) were converted into Class A or Class B shares. Therefore, the Company now has two classes of common shares: Class A common shares and Class B common shares. The rights of Class A common shares and Class B common shares holders are identical, except to voting, conversion, and transfer restrictions applicable to the Class B common shares. Each Class A common share is entitled to one vote. Each Class B common share is entitled to 10 votes and convertible into one Class A common share as provided in the Articles of Association. Holders of Class A common shares and Class B common shares vote together as a single class on all matters unless otherwise required by law. Refer to note 1.1 for additional details.

19.2	Capital reserve

a.	Issue of ordinary shares as consideration for a business combination
Acquisition of subsidiary Dlieve
In November 2020, the Group paid a total amount of US$
198
through the issue of
22,455
shares
to the sellers. The total amount was classified in capital reserve.
In January 2021, a portion of the
earn-out
on the acquisition of Dlieve was paid in shares. The amount of US$3 was paid through the issuance of 456 shares with a par value of US$0.0001 per share. The difference between the par value of the shares and the total amount paid was classified as capital reserve.
In
June 2021, a portion of the
earn-out
on the acquisition of Ciashop, Indeva, and Suiteshare was paid in shares. The amounts of US$22, US$200, and US$1,244 were paid through the issue of VTEX shares with a par value of US$0.0001 per share for 2, 139, and 110 thousand shares, respectively. The difference between the par value of the shares and the total amount paid was classified in capital reserve.

In January
2022
, a portion of the
earn-out
on the acquisition of Dlieve was paid in shares. The amount of US$
3
was paid through the issuance of
456
shares with a par value of US$
0.0001
per share. The difference between the par value of the shares and the total amount paid was classified as capital reserve.

b.	Capital contribution and buyback of shares
In July 2020 VTEX Group bought back
363.1
 thousand shares (US$
668
)
from existing shareholders
and
immediately canceled those shares.
In September 2020, VTEX Group received a capital contribution of US$126.6 million by issuing 14.3 million new shares to investors. On the same day the Group bought back 11.4 million shares (US$100.3 million) from existing shareholders and immediately canceled those shares.
In October 2020, the Group bought back 9 thousand shares (US$79.6) from existing shareholders and immediately canceled those shares.
In November 2020, VTEX Group received a capital contribution of US$30 million by issuing 3.4 million new shares to investors. On the same day the group bought back 3.4 million shares from existing shareholders by the same amount of US$30 million and immediately canceled those shares.
In January 2021, VTEX Group bought back 21.7 thousand shares (US$192) from existing shareholders and immediately canceled those shares.
In February 2021, VTEX Group bought back 10.2 thousand shares (US$90) from existing shareholders and immediately canceled those shares.
In March 2021, VTEX Group received a capital contribution of US$1,000 by issuing 113.1 thousand new shares to investors, mainly classified in the capital reserve account, and bought back 5.2 thousand shares (US$46) from existing shareholders and immediately canceled those shares.
In May 2021, VTEX Group bought back 7 thousand shares (US$79) from existing shareholders and immediately canceled those shares.
As a result of the completion of the IPO described in Note 1.1, new shares were issued in July 2021 as follows:
(i)
13,876,702 new Class A common shares sold by the company in the IPO.
(ii)
5,123,298
new Class A common shares offered by the selling shareholders in the IPO.
(iii) 2,850,000 new Class A
common
shares as a result of the exercise of the underwriters’ option to purchase additional shares.

Share repurchase program
On August 08, 2022 the Board of Directors authorized the repurchase of shares of the Company’s Class A common shares for an aggregate consideration of up to US$30 million and it is scheduled to expire on August 08, 2023. Repurchases under the Company’s program may be made from time to time in the open market or privately negotiated transactions in accordance with applicable laws, including the Securities and Exchange Commission Rule
10b-18.
The timing of repurchases will depend on factors including market conditions and prices, the Company’s liquidity requirements and alternative uses of capital. Any repurchased shares may be canceled or remain available for use in connection with its equity incentive plans and for other corporate purposes.
In 2022, 3,287,960 Class A common shares were repurchased on the program for the amount of US$12,723, and during the last quarter of 2022 the Group canceled 3,206,936 Class A common shares also as part of the program. The Company has also incurred in US$ 75 with transaction costs related to the repurchase of shares.
On December 31, 2022, the Company holds 81,024 (December 31, 2021 – 0) Class A common shares in treasury.

c.	Share-based payment
The Group has equity-settled compensation plans. Refer to note 25 for additional details.

d.	Acquisition of non-controlling interests
In

January 2021, the Group acquired
3.46
% interest in the voting shares of VTEX ARG, increasing its ownership interest from
96.54
% to
100
%. Cash consideration of
2,400
 million Argentine Pesos (corresponding to US$
27
at the acquisition date) will be paid to the
non-controlling
shareholders for up to
5
years. As of December 31, 2022, the payable amount translated to the presentation currency is US$
22
.
The effect on the equity attributable to the owners of VTEX during the year is summarized as follows:

Thousands of US$
Cash consideration to be paid to former non-controlling shareholders	(27)
Carrying value of the additional interest in VTEX ARG	123

Difference recognized in capital reserve	96

In May 2021, the Group acquired 0.04% interest in the voting shares of VTEX MEX, increasing its ownership interest from 99.95% to 99.99%. Cash consideration of 1.5 Mexican Pesos (corresponding to US$0.1 at the acquisition date) paid to the non-controlling
shareholder.

e.	Transactions with non-controlling interests
In 2022, the Group’s interest in Loja Integrada went from 99.87% to 99.58%, due to the issue of shares from the exercise of stock options and RSUs vestings, impacting the equity attributable to non-controlling
interests in US$13. The carrying amount of Loja Integrada net assets in the Group’s consolidated financial statements on December 31, 2022 was US$4,578 (December 31, 2021 – US$5,160).

f.	Other reserves
Exchange differences arising on translation of the foreign-controlled entities are recognized in other comprehensive income, as described in note 2.4. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.